SHAREHOLDERS' EQUITY - Capital reserve (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share Capital
Capital reserves	R$ 6,416,864	R$ 674,221
Stock options granted
Share Capital
Capital reserves	5,979
Other reserves
Share Capital
Capital reserves	R$ 6,410,885
Capital reserve as a percentage of share capital	69.00%